Consolidated Condensed Balance Sheets (Current Period Unaudited) (Q1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 14,359,297	$ 1,946,418		$ 1,126,124
Short-term investments	264,193	324,870		452,301
Accounts receivable		11,512		378,865
Other current assets	70,120	31,506		45,381
Total current assets	14,693,610	2,314,306		2,002,671
Equipment, net	6,148	3,715		15,514
Total assets	14,699,758	2,318,021		2,036,852
Current liabilities:
Accounts payable	309,721	167,773		263,573
Accrued expenses	208,430	136,838		782,579
Accrued warrant liability				6,414
Total current liabilities		304,611		1,052,566
Non-current liabilities
Commitments and contingencies (Note 9)
Total liabilities	518,151	304,611		1,052,566
Stockholders' equity:
Preferred stock, $.005 par value; 1,000,000 shares authorized as of March 31, 2021 and December 31, 2020; 0 shares issued and outstanding as of March 31, 2021 and December 31, 2020
Common stock, $.005 par value; 25,000,000 shares authorized as of March 31, 2021 and December 31, 2020; 15,468,945 and 13,376,062 shares issued and outstanding as of March 31, 2021 and December 31, 2020	77,340	66,876		56,487
Additional paid-in capital	179,475,388	166,762,778		163,161,523
Accumulated other comprehensive loss	(690,864)	(685,680)		(568,030)
Accumulated deficit	(169,642,127)	(169,104,029)		(166,705,572)
Total Cleveland BioLabs, Inc. stockholders' equity (deficit)	9,219,737	(2,960,055)		(4,055,592)
Noncontrolling interest in stockholders' equity	4,961,870	4,973,465		5,039,878
Total stockholders' equity	14,181,607	2,013,410	$ 779,364	984,286	$ 3,614,027
Total liabilities and stockholders' equity	$ 14,699,758	$ 2,318,021		$ 2,036,852